                                                                                                           Pruco Life Insurance Company
                                                                                             Pruco Life Insurance Company of New Jersey

Prudential Premier Variable Annuity Bb Series SM

                                                  Supplement dated November 30, 2009
                                                                  To
                                                    Prospectuses dated May 1, 2009

This  supplement  should be read and retained with the prospectus for your Annuity.  If you would like another copy of the  prospectus, please call us at 1-888-PRU-2888.

In the section of your prospectus  entitled  "Underlying  Mutual Fund Portfolio Annual  Expenses",  we set forth corrected fees for the
Franklin Templeton VIP Founding Funds Allocation Fund as follows:

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
                                                                                                                Acquired
                                                                                                                Portfolio   Total Annual
                       UNDERLYING PORTFOLIO                                              Other     (12b-1)       Fees &       Portfolio
                                                                     Management Fee    Expenses       Fee       Expenses      Expenses
------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
      Franklin Templeton VIP Founding Funds Allocation Fund*            0.00%**         0.10%**      0.35%*      0.65%**      1.10%***

         *  Operating expenses are annualized.  12b-1 fees include distribution and service fees.

  ** Other Expenses include  administration  fees. The fund's  administrator has contractually  agreed to waive or limit its fee and to assume as its own expense  certain  expenses of the Fund so that common annual Fund operating  expenses (i.e., a combination of fund administration  fees and other  expenses,  but  excluding  Rule 12b-1 fees and acquired  fund fees and expenses) do not exceed 0.10%
   (other than certain non-routine expenses and costs,  including those related to litigation,  indemnification,  reorganizations,  and liquidations)  until April 30, 2010. Without including the effect of this  waiver/limitation,  Total Annual Portfolio Expenses would be 1.13%.  The Fund does not pay management fees but will indirectly bear its  proportionate  share of any management fees and other expenses paid by the underlying  funds (or "acquired  funds") in which it invests.  Acquired funds'  estimated fees and expenses are based on acquired funds' expenses for the fiscal year ended December 31, 2008.

   *** Fund shares are held by a limited number of insurers,  and, when applicable,  by Funds of Funds.  Substantial withdrawals by one or more insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher.